First Trust Tactical High Yield ETF Annual Fund Operating Expenses - First Trust Tactical High Yield ETF - First Trust Tactical High Yield ETF	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.69%	[2]

[1]	Other Expenses include margin interest expense and interest on investments sold short.
[2]	Expenses have been restated to reflect the current fiscal year.